SEGMENTED REPORTING - Disclosure of detailed information about operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Disclosure of operating segments [line items]
Assets	$ 50,021	$ 53,679
Liabilities	2,647	2,124
Loss for the year ended	5,663	8,243	$ 13,063
Comprehensive Loss for the year ended	9,845	15,172	$ 8,165
Canada [Member]
Disclosure of operating segments [line items]
Assets	5,787	12,037
Liabilities	2,213	1,777
Loss for the year ended	5,016	6,965
South Africa [Member]
Disclosure of operating segments [line items]
Assets	44,234	41,642
Liabilities	434	347
Loss for the year ended	$ 647	$ 1,278